UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767
______________________________________________

UBS Money Series
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2007

Item 1. Reports to Stockholders.

UBS Cash Reserves Fund
Annual Report
April 30, 2007

UBS Cash Reserves Fund

June 15, 2007

Dear shareholder,
We are pleased to present you with the annual report for UBS Cash Reserves Fund (the “Fund”) for the fiscal year ended April 30, 2007.		UBS Cash Reserves Fund

Performance		Investment goal:
The seven-day current yield for the Fund as of April 30, 2007 was 4.81% as compared to 4.85% on October 31, 2006 and 4.40% on April 30, 2006. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 4.)		Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

An interview with Portfolio Manager Michael H. Markowitz		Portfolio manager:
Q.	How would you describe the economic environment during the past year?	Michael H. Markowitz
A.	The US economy showed increasing signs of weakness during the reporting period. After growing 5.6% in the first quarter of 2006, gross domestic product (GDP) moderated over the remainder of the year and into 2007. During the fourth quarter of 2006, GDP grew 2.5%, while preliminary first quarter 2007 GDP growth estimates fell to 0.6%. A variety of factors caused the economy to slow during the reporting period, including the cooling of the housing market and relatively tepid business spending.	UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Early in the reporting period, the Fed raised the federal funds rate (the interest rate banks charge each other for overnight loans) by 25 basis points (0.25%) on two separate occasions, bringing it to 5.25% by the end of June 2006. When it met again in August, the Fed finally paused, bringing a series of 17 consecutive rate hikes dating back to June 2004 to an end. The Fed held rates steady for the remainder of the reporting period, and has repeatedly indicated that future rate movements would be data-dependent as it attempts to keep the economy growing at a reasonable pace and to ward off inflation.

While the Fed remains focused on the risks of rising inflation, we currently expect the pause to continue through the greater part of 2007.

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UBS Cash Reserves Fund

Q.	How did you position the Fund’s portfolio during the past 12 months?
A.	At the beginning of the reporting period, we generally focused on a “bulleted” strategy, in which we targeted securities with very specific maturities. For example, we sought to hold a number of securities that matured shortly before Fed meetings, as this made it possible for us to lock in higher yields after each rate increase. Overall, this positioning was beneficial to performance; however, following the Fed’s pause from raising rates in August 2006, we de-emphasized this strategy. As the future direction of short-term interest rates became less certain, we selectively purchased securities maturing within three to six months, among other investments.

Later in the fiscal year, we began using a “barbell” strategy (in which maturities of securities in a portfolio are concentrated at opposite ends of the yield curve). While we continued to buy shorter-term securities, we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities. We did this in an effort to ensure that the portfolio would continue to benefit from any increases in interest rates, while remaining somewhat insulated in the event of a potential easing in the federal funds rate. The barbell strategy benefited performance over the reporting period.

Q.	What types of securities did you emphasize over the period?
A.	The Fund maintained relatively large positions in commercial paper—a type of short-term obligation issued by a corporation or other entity to finance short-term credit needs—throughout the fiscal year, though we decreased it somewhat over the reporting period. We also found variable-rate securities, which offer interest payments which reset periodically, to be attractive during the reporting period. We purchased variable-rate securities linked to the fed funds rate, as well as those linked to the one-month and three-month LIBOR. (The LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indexes used to make adjustments to adjustable-rate mortgages.) Short-term corporate obligations and certificates of deposit also comprised significant portions of the Fund’s portfolio. As always, we selected the Fund’s holdings with an eye toward liquidity and quality.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	At the time of this writing, the employment picture remains solid, and we do not believe that the cooling housing market is likely to cause a recession. We will continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy. We also plan to remain alert to the

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UBS Cash Reserves Fund

possible impact that strains in the subprime mortgage market can exert on the rest of the economy.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President-UBS Money Series
UBS Cash Reserves Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz
Portfolio Manager-UBS Money Series
UBS Cash Reserves Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2007. The views and opinions in the letter were current as of June 15, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/07	10/31/06	04/30/06

Seven-day current yield*	4.81%	4.85%	4.40%

Seven-day effective yield*	4.93	4.96	4.49

Weighted average maturity**	51 days	44 days	44 days

Net assets (mm)	$458.7	$489.1	$469.4

Portfolio composition***	04/30/07	10/31/06	04/30/06

Commercial paper	49.5%	51.1%	57.7%

Short-term corporate obligations	19.3	13.2	9.0

Certificates of deposit	15.1	15.4	17.6

Repurchase agreements	7.8	10.9	6.7

US government agency obligations	5.5	6.5	6.6

Bank notes	2.6	3.3	1.1

Money market funds	0.0†	0.0†	1.2

Other assets less liabilities	0.2	(0.4)	0.1

Total	100.0%	100.0%	100.0%

*	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

**	The Fund is actively managed and its weighted average maturity will differ over time.

***	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

†	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposite Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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UBS Cash Reserves Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates		Value

US government agency obligations—5.47%

$5,000	Federal Farm Credit Bank	05/01/07	5.240	[1]%	$4,999,747

1,090	Federal Home Loan Bank	05/02/07	5.160	[2]	1,089,844

14,000	Federal Home Loan Bank	05/06/07 to	5.180	to
		07/10/07	5.190	[1]	13,995,321

5,000	Federal Home Loan Mortgage Corp.	03/26/08	5.350		5,000,000

Total US government agency obligations (cost—$25,084,912)					25,084,912

Bank notes[1]—2.61%

Banking-US—2.61%
7,000	Bank of America N.A.	05/01/07	5.310	to
			5.315		7,000,000

5,000	US Bank N.A.	05/30/07	5.290		5,000,211

Total bank notes (cost—$12,000,211)					12,000,211

Certificates of deposit—15.15%

Banking-non-US—10.35%
4,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07	5.360		4,000,000

4,000	Barclays Bank PLC	05/01/07	5.310	[1]	4,000,000

3,000	Barclays Bank PLC	01/18/08	5.360		3,000,000

2,500	Depfa Bank PLC	08/01/07	5.320		2,500,054

5,000	Deutsche Bank AG	04/14/08	5.345		5,000,000

4,000	HBOS Treasury Services PLC	05/31/07	5.360		4,000,000

5,000	HSBC Bank USA	07/27/07	5.355	[1]	5,000,433

2,000	Natexis Banque	06/29/07	5.275		2,000,000

8,000	Natixis	05/01/07	5.358	[1]	7,999,321

5,000	Norinchukin Bank Ltd.	06/05/07	5.285		5,000,000

5,000	Royal Bank of Canada	09/28/07	5.325		5,000,000

					47,499,808

Banking-US—4.80%
8,000	Citibank N.A.	06/04/07	5.295		8,000,000

4,000	SunTrust Bank	05/01/07	5.290	[1]	4,000,000

10,000	Washington Mutual Bank FA	05/17/07	5.310		10,000,000

					22,000,000

Total certificates of deposit (cost—$69,499,808)					69,499,808

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UBS Cash Reserves Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates		Value

Commercial paper[2]—49.48%

Asset backed-banking—2.64%
$12,314	Atlantis One Funding	08/08/07 to	5.190	to
		08/27/07	5.200%		$12,114,703

Asset backed-miscellaneous—11.84%
7,000	Alpine Securitization	05/16/07	5.260		6,984,658

11,844	Atlantic Asset Securitization LLC	06/18/07	5.250		11,761,092

11,000	Jupiter Securitization Co. LLC	05/16/07	5.260		10,975,892

10,000	Ranger Funding Co. LLC	05/04/07 to	5.250	to
		06/13/07	5.270		9,966,450

6,604	Thunderbay Funding	05/01/07	5.300		6,604,000

8,000	Variable Funding Capital Corp.	05/02/07	5.275		7,998,828

					54,290,920

Asset backed-securities—4.47%
5,000	Cullinan Finance Corp.	05/22/07	5.245		4,984,702

10,670	Scaldis Capital LLC	06/25/07 to	5.190	to
		08/20/07	5.230		10,539,475

5,000	Solitaire Funding LLC	06/01/07	5.240		4,977,439

					20,501,616

Banking-non-US—8.11%
5,000	Alliance & Leicester PLC	08/08/07	5.180		4,928,775

3,000	Allied Irish Banks N.A., Inc.	08/09/07	5.200		2,956,667

6,290	Bank of Ireland	05/31/07	5.230		6,262,586

3,830	Depfa Bank PLC	05/01/07	5.150		3,830,000

12,500	Northern Rock PLC	08/02/07	5.215		12,331,599

7,000	Westpac Banking Corp.	08/06/07	5.200		6,901,922

					37,211,549

Banking-US—12.61%
2,600	Bank of America Corp.	08/21/07	5.220		2,557,776

10,000	BNP Paribas Finance	05/07/07 to	5.158	to
		10/29/07	5.200		9,866,001

10,000	Calyon N.A., Inc.	07/05/07	5.160		9,906,833

11,000	Danske Corp.	05/24/07 to	5.160	to
		10/12/07	5.170		10,862,649

5,000	ING (US) Funding LLC	10/15/07	5.150		4,880,548

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UBS Cash Reserves Fund

 Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates		Value

Commercial paper[2]—(concluded)

Banking-US—(concluded)
$5,000	Santander Central Hispano
	Finance Delaware, Inc.	08/13/07	5.250%		$4,924,817

5,000	Societe Generale N.A., Inc.	09/13/07	5.145		4,903,531

10,000	Stadshypotek Del, Inc.	05/29/07	5.225		9,959,361

					57,861,516

Brokerage—2.30%
4,856	Greenwich Capital Holdings, Inc.	06/18/07	5.230		4,822,137

1,750	Morgan Stanley	05/01/07	5.320	[1]	1,750,000

4,000	Morgan Stanley	07/12/07	5.180		3,958,560

					10,530,697

Energy-integrated—2.62%
12,000	BP Capital Markets PLC	05/01/07	5.300		12,000,000

Finance-captive automotive—2.38%
11,000	Toyota Motor Credit Corp.	05/29/07 to	5.090	to
		06/14/07	5.170		10,939,932

Finance-noncaptive diversified—2.51%
8,000	General Electric Capital Corp.	05/07/07 to	5.090	to
		10/02/07	5.140		7,909,477

3,640	International Lease Finance Corp.	08/01/07	5.190		3,591,722

					11,501,199

Total commercial paper (cost—$226,952,132)					226,952,132

Short-term corporate obligations[1]—19.26%

Asset backed-securities—8.61%
5,000	Beta Finance, Inc.[3]	05/25/07	5.325		4,999,955

4,500	CC (USA), Inc.(Centauri)[3]	05/01/07	5.325		4,499,946

7,000	Cullinan Finance Corp.[3]	05/01/07 to	5.300	to
		07/10/07	5.320		6,999,497

5,000	Dorada Finance, Inc.[3]	05/25/07	5.325		4,999,955

13,000	K2 (USA) LLC[3]	05/01/07	5.315	to
			5.325		12,999,572

5,000	Links Finance LLC[3]	05/15/07	5.300		5,000,053

					39,498,978

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UBS Cash Reserves Fund

 Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Short-term corporate obligations[1]—(concluded)

Banking-non-US—4.14%
$2,000	ANZ National International Ltd.[3]	05/08/07	5.320%	$2,000,000

3,000	HBOS Treasury Services PLC[3]	05/01/07	5.390	3,000,000

5,000	Societe Generale[3]	05/02/07	5.310	5,000,000

4,000	Totta Ireland PLC[3]	05/08/07	5.320	4,000,000

5,000	Westpac Banking Corp.[3]	05/08/07	5.300	5,000,000

				19,000,000

Banking-US—2.18%
5,000	Citigroup Funding, Inc.	05/01/07	5.360	5,001,812

5,000	Wells Fargo & Co.[3]	05/15/07	5.330	5,000,021

				10,001,833

Brokerage—1.71%
7,850	Merrill Lynch & Co., Inc.	07/19/07	5.485	7,855,776

Finance-captive automotive—0.66%
3,000	Toyota Motor Credit Corp.	05/01/07	5.300	3,000,000

Finance-noncaptive consumer—1.09%
5,000	HSBC Finance Corp.	05/10/07	5.360	5,000,894

Finance-noncaptive diversified—0.87%
4,000	General Electric Capital Corp.	05/09/07	5.445	4,000,000

Total short-term corporate obligations (cost—$88,357,481)				88,357,481

Repurchase agreements—7.83%

35,800	Repurchase agreement dated 04/30/07
	with Deutsche Bank Securities,
	collateralized by $35,950,000 Federal
	Home Loan Bank obligations, 4.750% to
	5.375% due 07/10/08 to 12/12/08;
	(value—$36,518,909);
	proceeds: $35,805,191	05/01/07	5.220	35,800,000

118	Repurchase agreement dated 04/30/07
	with State Street Bank & Trust Co.,
	collateralized by $95,135 US Treasury
	Bonds, 7.250% due 08/15/22;
	(value—$120,448);
	proceeds: $118,016	05/01/07	4.750	118,000

Total repurchase agreements (cost—$35,918,000)				35,918,000

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UBS Cash Reserves Fund

 Statement of net assets—April 30, 2007

Number of
shares		Interest
(000)		rate	Value

Money market fund[4]—0.00%

1	AIM Liquid Assets Portfolio (cost—$589)	5.180%	$589

Total investments (cost—$457,813,133 which approximates cost for federal income tax purposes)—99.80%			457,813,133

Other assets in excess of liabilities—0.20%			896,443

Net assets (applicable to 458,726,404 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%			$458,709,576

1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates.The interest rates shown are the current rates as of April 30, 2007 and reset periodically.
2	Interest rates shown are the discount rates at date of purchase.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 13.84% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4	Interest rate shown reflects yield at April 30, 2007.

The table below details the Fund’s transaction activity in an affiliated issuer for the year ended April 30, 2007. There are no investments in affiliated issuers at April 30, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/06	04/30/07	04/30/07	04/30/07	04/30/07

UBS Private
Money Market
Fund LLC	$—	$14,490,900	$14,490,900	$—	$107

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UBS Cash Reserves Fund

Statement of net assets—April 30, 2007

Issuer breakdown by country or origin (unaudited)

Percentage of total investments

United States	71.1%

United Kingdom	11.6

Japan	5.0

Ireland	4.3

France	2.8

Australia	2.6

Canada	1.1

Germany	1.1

New Zealand	0.4

Total	100.0%

Weighted average maturity — 51 days

See accompanying notes to financial statements

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UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2006 to April 30, 2007.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

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UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value November 1, 2006	account value April 30, 2007	during period* 11/01/06 to 04/30/07

Actual	$1,000.00	$1,024.20	$2.61

Hypothetical (5% annual return before expenses)	1,000.00	1,022.22	2.61

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

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UBS Cash Reserves Fund

Statement of operations

For the
year ended
April 30, 2007

Investment income:
Interest	$26,791,616

Securities lending income (includes $107 earned from an affiliated entity)	876

26,792,492

Expenses:
Investment advisory and administration fees	1,668,164

Transfer agency and related services fees	728,913

Professional fees	87,962

Reports and notices to shareholders	74,686

State registration fees	72,325

Custody and accounting fees	70,771

Trustees’ fees	27,771

Insurance fees	17,837

Other expenses	12,631

2,761,060

Less: Fee waivers and expense reimbursements by investment advisor and administrator	(265,107)

Net expenses	2,495,953

Net investment income	24,296,539

Net realized gains from investment activities	16,575

Net increase in net assets resulting from operations	$24,313,114

See accompanying notes to financial statements

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UBS Cash Reserves Fund

Statement of changes in net assets

	For the years ended April 30,

	2007	2006

From operations:
Net investment income	$24,296,539	$12,781,916

Net realized gains from investment activities	16,575	4,666

Net increase in net assets resulting from operations	24,313,114	12,786,582

Dividends to shareholders from:
Net investment income	(24,296,539)	(12,781,916)

Net increase (decrease) in net assets from
beneficial interest transactions	(10,683,452)	145,148,947

Net increase (decrease) in net assets	(10,666,877)	145,153,613

Net assets:
Beginning of year	469,376,453	324,222,840

End of year	$458,709,576	$469,376,453

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

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UBS Cash Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2007	2006	2005	2004	2003

Net asset value,
beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.048	0.034	0.014	0.007	0.012

Dividends from net
investment income	(0.048)	(0.034)	(0.014)	(0.007)	(0.012)

Distributions from net
realized gains from
investment activities	—	—	(0.000)[1]	(0.001)	(0.000)[1]

Total dividends and
distributions	(0.048)	(0.034)	(0.014)	(0.008)	(0.012)

Net asset value,
end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	4.91%	3.49%	1.44%	0.70%	1.25%

Ratios/supplemental data:
Net assets,
end of year (000’s)	$458,710	$469,376	$324,223	$239,135	$235,863

Expenses to average net
assets, net of fee waivers
and expense reimbursements
by advisor	0.49%	0.47%	0.47%	0.47%	0.47%

Expenses to average net
assets, before fee waivers
and expense reimbursements
by advisor	0.55%	0.60%	0.65%	0.72%	0.66%

Net investment income to
average net assets	4.81%	3.50%	1.47%	0.65%	1.25%

1	Amount of distribution paid represents less than $0.0005 per share.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

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UBS Cash Reserves Fund

Notes to financial statements

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with four operating funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value

16

UBS Cash Reserves Fund

Notes to financial statements

measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

17

UBS Cash Reserves Fund

Notes to financial statements

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets. At April 30, 2007, the Fund owed UBS Global AM $121,532 for investment advisory and administration fees.

UBS Global AM had voluntarily undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund’s ordinary total operating expenses at a level not exceeding 0.47% of the Fund’s average daily net assets until September 30, 2006. Effective October 1, 2006, UBS Global AM has increased the voluntary waiver to 0.05% of its investment advisory and administration fees and has not renewed the voluntary annual arrangement for the reimbursement of expenses—which would have maintained the Fund’s ordinary total operating expenses at a level not exceeding 0.47% of the Fund’s average daily net assets. In connection with the decision not to extend the voluntary expense reimbursement agreement, UBS Global AM decided to forego the recoupment of previously reimbursed expenses to which it might have otherwise been entitled.

For the five months ended September 30, 2006, UBS Global AM reimbursed $34,322 in expenses. For the year ended April 30, 2007, UBS Global AM waived $230,785 in investment advisory and administration fees. At April 30, 2007, UBS Global AM owed the Fund $17,905 for fee waivers.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on

18

UBS Cash Reserves Fund

Notes to financial statements

that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2007, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $496,123,643. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services fees
UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. (“PFPC”), the Fund’s transfer agent, and is compensated for these services by PFPC, not the Fund.

For the year ended April 30, 2007, UBS Financial Services Inc. received from PFPC, not the Fund, $391,519 of the total transfer agency and related services fees paid by the Fund to PFPC.

Securities lending
The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the year ended April 30, 2007, UBS Securities LLC earned $294 in compensation as the Fund’s lending agent. The Fund did not have any securities on loan at April 30, 2007 and did not owe UBS Securities LLC any compensation as lending agent.

19

UBS Cash Reserves Fund

Notes to financial statements

Other liabilities and components of net assets
At April 30, 2007, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$419,124

Other accrued expenses*	240,480

* Excludes investment advisory and administration fees.

At April 30, 2007, the components of net assets were as follows:

Accumulated paid in capital	$458,722,382

Accumulated net realized loss from investment activities	(12,806)

Net assets	$458,709,576

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2007 and April 30, 2006 was ordinary income.

At April 30, 2007, the components of accumulated earnings on a tax basis were undistributed ordinary income of $432,661 and accumulated capital and other losses of $26,343.

At April 30, 2007, the Fund had a net capital loss carryforward of $26,343. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire April 30, 2013. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Fund utilized $16,575 of capital loss carryforwards to offset current year net realized gains.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax

20

UBS Cash Reserves Fund

Notes to financial statements

positions taken or expected to be taken in the course of preparing a fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on the Securities and Exchange Commission’s announcement on December 22, 2006, the implementation of FIN 48 must be incorporated into accounting practices no later than the last business day that occurs in the period covered by the Fund’s October 31, 2007 semiannual report. Management continues to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2007	2006

Shares sold	3,498,479,445	3,019,455,888

Shares repurchased	(3,533,289,065)	(2,886,748,839)

Dividends reinvested	24,126,168	12,441,898

Net increase (decrease) in shares outstanding	(10,683,452)	145,148,947

21

UBS Cash Reserves Fund

Report of Ernst &Young LLP, Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of UBS Money Series — UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 15, 2007

22

UBS Cash Reserves Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

23

UBS Cash Reserves Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Fund, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 65 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on a two year leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

24

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 29 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), and SAPPI, Ltd. (producer of paper).

25

UBS Cash Reserves Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 72 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 66 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 60 1275 Pennsylvania Ave., N.W. Washington, D.C. 20004	Trustee	Since 1998	Mr. Burt is a senior advisor to Kissinger McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 66 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a Managing Director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

26

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of
portfolios in fund complex	Other directorships
overseen by trustee	held by trustee

Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

27

UBS Cash Reserves Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Heather R. Higgins; 47 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman), the Philanthropy Roundtable (vice chairman) and the Hoover Institution (executive committee).

28

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of
portfolios in fund complex	Other directorships
overseen by trustee	held by trustee

Ms. Higgins is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

29

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp.(from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Rose Ann Bubloski*; 39	Vice President and Assistant Treasurer	Since 2006	Ms. Bubloski is an associate director (since 2003) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region, with which she has been employed since 1994. Ms. Bubloski is vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

30

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Thomas Disbrow*; 41	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director (since 2001) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 42	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

31

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Mark F. Kemper**; 49	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global Asset Management—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global Asset Management—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 39	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an associate director (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

32

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Tammie Lee*; 36	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael H. Markowitz**; 42	Vice President	Since 1998	Mr. Markowitz is a managing director (since 2004), portfolio manager and head of US short duration fixed income (since 2003) of UBS Global AM—Americas region. Mr. Markowitz is a vice president of five investment companies (consisting of 24 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

33

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Joseph McGill*; 45	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, J.P. Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 41	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an Assistant Vice President with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

34

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Robert Sabatino**; 33	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of one investment company (consisting of four portfolios) for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

35

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Andrew Shoup*; 50	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

36

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Kai R. Sotorp**; 48	President	Since 2006	Mr. Sotorp is the head of the Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 20 investment companies (consisting of 93 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

37

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Keith A. Weller*; 45	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-four (74) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Trust are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

38

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39

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40

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Money Market Fund
UBS Select Treasury Fund
Annual Report
April 30, 2007

UBS Select Money Market Fund
UBS Select Treasury Fund

June 15, 2007

Dear shareholder,
We are pleased to present you with the annual report for UBS Select Money Market Fund and UBS Select Treasury Fund (the “Funds”) for their fiscal years ended April 30, 2007.		UBS Select Money Market Fund
UBS Select Treasury Fund

Performance
The seven-day current yield for UBS Select Money Market Fund as of April 30, 2007 was 5.20%, compared to 5.20% on October 31, 2006 and 4.72% on April 30, 2006. The seven-day current yield as of April 30, 2007 for UBS Select Treasury Fund was 5.02%, compared to 5.11% on October 31, 2006 and 4.52% on April 30, 2006. For more information on the Funds’ performance, refer to “Performance and portfolio characteristics at a glance” on pages 7 and 8.)		Investment goals (both Funds): Maximum current income consistent with liquidity and capital preservation.
Portfolio managers:
An interview with Portfolio Managers Michael H. Markowitz and Robert Sabatino		Michael H. Markowitz
Q.	How would you describe the economic environment during the Funds’ fiscal period?	Robert Sabatino
A.	The US economy showed increasing signs of weakness during the reporting period. After growing 5.6% in the first quarter of 2006, gross domestic product (GDP) moderated over the remainder of the year and into 2007. During the fourth quarter of 2006, GDP grew 2.5%, while preliminary first quarter 2007 GDP growth estimates fell to 0.6%. A variety of factors caused the economy to slow during the reporting period, including the cooling of the housing market and relatively tepid business spending.	UBS Global Asset Management (Americas) Inc.

Commencement:
UBS Select Money Market Fund—August 10, 1998
UBS Select Treasury Fund—March 23, 2004

Dividend payments:
Monthly

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Early in the reporting period, the Fed raised the federal funds rate (the interest rate banks charge each other for overnight loans) by 25 basis

UBS Select Money Market Fund
UBS Select Treasury Fund

points (0.25%) on two separate occasions, bringing it to 5.25% by the end of June 2006. When it met again in August, the Fed finally paused, bringing a series of 17 consecutive rate hikes dating back to June 2004 to an end. The Fed held rates steady for the remainder of the reporting period, and has repeatedly indicated that future rate movements would be data-dependent as it attempts to keep the economy growing at a reasonable pace and to ward off inflation.

While the Fed remains focused on the risks of rising inflation, we currently expect the pause to continue through the greater part of 2007.

Q.	How did you position the Funds’ portfolios during the past 12 months?
A.	Within the Select Money Market Fund, we began the period by focusing on a “bulleted” strategy in which we targeted securities with very specific maturities. For example, we sought to hold a number of securities that matured shortly before Fed meetings, as this made it possible for us to lock in higher yields after each rate increase. Overall, this positioning was beneficial to performance; however, following the Fed’s pause from raising rates in August 2006, we de-emphasized this strategy. As the future direction of short-term interest rates became less certain, we selectively purchased securities maturing within three to six months, among other investments.

Later in the fiscal year, we began using a “barbell” strategy (in which maturities of securities in a portfolio are concentrated at opposite ends of the yield curve). While we continued to buy shorter-term securities, we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities. We did this in an effort to ensure that the portfolio would continue to benefit from any increases in interest rates, while remaining somewhat insulated in the event of a potential easing in the fed funds rate. The barbell strategy benefited performance over the reporting period.

Within the Select Treasury Fund, we continued to emphasize investments in repurchase agreements backed by Treasury obligations throughout the entire reporting period. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities. Repurchase agreements also often have the added advantage of providing increased liquidity. As a result, we maintained a smaller portion of the portfolio in direct Treasury securities holdings, including Treasury bills and notes.

UBS Select Money Market Fund
UBS Select Treasury Fund

Q.	What factors do you believe will affect the Funds over the coming months?
A.	At the time of this writing, the employment picture remains solid, and we do not believe that the cooling housing market is likely to cause a recession. We will continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy. We also plan to remain alert to the possible impact that strains in the subprime mortgage market can exert on the rest of the economy.

On a final note, after the end of the fiscal year, the Funds’ Board approved the transition of the Funds to a master-feeder structure later this year. As part of the transition, each Fund will begin investing in portfolio securities by means of an investment in a related new fund with the same investment objective and policies. UBS Global Asset Management expects that the transition should appear seamless to you. Your fund expenses will not increase as the advisor is absorbing the costs of the transition, and we believe that these changes will present additional opportunities to further help many of our clients to meet their investment goals.

UBS Select Money Market Fund
UBS Select Treasury Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President-UBS Money Series
UBS Select Money Market Fund
UBS Select Treasury Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz
Portfolio Manager-UBS Money Series
UBS Select Money Market Fund
UBS Select Treasury Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager-UBS Money Series
UBS Select Money Market Fund
UBS Select Treasury Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during their fiscal years ended April 30, 2007. The views and opinions in the letter were current as of June 15, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your Financial Advisor regarding your personal investment program.
* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Money Market Fund
UBS Select Treasury Fund

Understanding your Fund’s expenses (unaudited)
 As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2006 to April 30, 2007.

Actual expenses
 The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, sales charges (loads), redemption fees, or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Money Market Fund
UBS Select Treasury Fund

Understanding your Funds’ expenses (unaudited) (concluded)

UBS Select Money Market Fund

	Beginning	Ending
	account value	account value	Expenses paid
	November 1,	April 30,	during period*
	2006	2007	11/01/06 – 04/30/07

Actual	$1,000.00	$1,026.00	$0.90

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.90	0.90

UBS Select Treasury Fund

	Beginning	Ending
	account value	account value	Expenses paid
	November 1,	April 30,	during period*
	2006	2007	11/01/06 – 04/30/07

Actual	$1,000.00	$1,025.50	$0.90

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.90	0.90

*	Expenses are equal to the Funds’ annualized expense ratio of 0.18% for Institutional shares (the only class of shares outstanding during the period for both Funds), multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS Select Money Market Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/07	10/31/06	04/30/06

Seven-day current yield[1]	5.20%	5.20%	4.72%

Seven-day effective yield[1]	5.33	5.33	4.83

Weighted average maturity[2]	53 days	37 days	45 days

Net assets (bln)	$9.3	$9.3	$6.7

Portfolio composition[3]	04/30/07	10/31/06	04/30/06

Commercial paper	37.9%	42.5%	35.8%

Short-term corporate obligations	19.8	16.9	15.7

Certificates of deposit	19.0	12.4	20.1

Repurchase agreements	14.0	9.6	13.5

Funding agreements	3.5	3.0	4.1

US government agency obligations	3.1	1.5	3.1

US master notes	2.6	2.6	4.5

Time deposits	1.5	11.8	2.8

Money market funds	0.4	0.4	0.4

Other assets less liabilities	(1.8)	(0.7)	0.0[4]

Total	100.0%	100.0%	100.0%

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the year ended April 30, 2007. If such shares had been outstanding at April 30, 2007, the yields would be approximately 0.25% lower than the yields for Institutional shares.

1	Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2	The Fund is actively managed and its weighted average maturity will differ over time.

3	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

4	Weightings represent less than 0.05% of the Fund’s net assets as of April 30, 2006.

An investment in UBS Select Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Treasury Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/07	10/31/06	04/30/06

Seven-day current yield[1]	5.02%	5.11%	4.52%

Seven-day effective yield[1]	5.15	5.24	4.62

Weighted average maturity[2]	10 days	11 days	18 days

Net assets (mm)	$951.4	$750.2	$580.2

Portfolio composition[3]	04/30/07	10/31/06	04/30/06

Repurchase agreements	86.1%	79.2%	72.8%

US government agency obligations	14.4	21.2	27.5

Other assets less liabilities	(0.5)	(0.4)	(0.3)

Total	100.0%	100.0%	100.0%

Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the year ended April 30, 2007. If such shares had been outstanding at April 30, 2007, the yields would be approximately 0.25% lower than the yields for Institutional shares.

1	Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2	The Fund is actively managed and its weighted average maturity will differ over time.

3	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Select Treasury Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Money Market Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

US government agency obligations—3.08%

$45,000	Federal Home Loan Bank[1]	05/07/07	5.180%[2]	$44,998,052

50,000	Federal Home Loan Bank	07/10/07	5.190[2]	49,979,322

191,000	Federal Home Loan Mortgage Corp.[1]	03/26/08	5.350	191,000,000

Total US government agency obligations (cost—$285,977,374)				285,977,374

Time deposit—1.48%

Banking-non-US—1.48%
137,000	Societe Generale, Cayman
	Islands (cost—$137,000,000)	05/01/07	5.280	137,000,000

Certificates of deposit—19.01%

Banking-non-US—13.46%
75,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/07/07	5.355	75,000,000

167,000	Barclays Bank PLC	08/15/07 to	5.360 to
		01/18/08	5.465	167,000,000

45,000	Calyon N.A., Inc.	07/02/07	5.295[2]	44,991,925

55,000	Depfa Bank PLC	08/01/07	5.320	55,001,181

187,000	Deutsche Bank AG	02/14/08 to	5.345 to
		04/14/08	5.360	187,000,000

100,000	Dexia Bank SA	05/29/07	5.270[2]	99,977,248

50,000	Fortis Bank NV-SA	01/11/08	5.300	50,000,000

46,500	HBOS Treasury Services PLC	05/31/07	5.360	46,500,000

65,000	HSBC Bank USA	07/27/07	5.355[2]	65,005,632

100,500	Natexis Banque	05/01/07	5.463[2]	100,500,000

91,000	National Bank of Canada	08/06/07	5.342	91,000,000

195,000	Norinchukin Bank Ltd.	06/05/07 to	5.285 to
		10/10/07	5.350	195,000,000

71,500	Toronto-Dominion Bank	10/05/07	5.281	71,500,375

				1,248,476,361

Banking-US—5.55%
43,000	American Express Centurion Bank	06/25/07	5.330	42,996,651

100,000	American Express, Federal Savings Bank	07/12/07	5.300	100,000,000

114,000	SunTrust Bank	05/01/07 to	5.280 to
		05/08/07	5.290[2]	114,000,000

100,000	US Bank N.A.	05/30/07	5.290[2]	100,004,208

UBS Select Money Market Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Certificates of deposit—(concluded)

Banking-US—(concluded)
$157,500	Washington Mutual Bank FA	05/17/07 to	5.300 to
		07/19/07	5.310%	$157,500,000

				514,500,859

Total certificates of deposit (cost—$1,762,977,220)				1,762,977,220

Commercial paper[3]—36.17%

Asset backed-banking—2.78%
260,300	Atlantis One Funding	05/09/07 to	5.195 to
		08/24/07	5.235	258,059,973

Asset backed-miscellaneous—14.57%
80,331	Atlantic Asset Securitization LLC	05/18/07	5.260	80,131,467

32,352	Barton Capital LLC	05/03/07	5.270	32,342,528

184,092	Chariot Funding LLC	05/01/07 to	5.260 to
		05/17/07	5.270	183,895,412

182,000	Falcon Asset Securitization Corp.	05/02/07 to	5.260 to
		05/21/07	5.280	181,654,118

194,781	Jupiter Securitization Co. LLC	05/01/07 to	5.260 to
		05/18/07	5.270	194,501,811

150,256	Kitty Hawk Funding Corp.	05/10/07 to	5.235 to
		06/20/07	5.265	149,532,698

40,063	Thunderbay Funding	06/12/07	5.250	39,817,614

200,000	Variable Funding Capital Corp.	05/02/07 to	5.270 to
		05/07/07	5.275	199,897,514

236,200	Windmill Funding Corp.	05/01/07 to	5.145 to
		06/08/07	5.260	235,745,910

53,244	Yorktown Capital LLC	05/21/07	5.260	53,088,409

				1,350,607,481

Asset backed-securities—5.76%
44,242	Cancara Asset Securitization LLC	05/11/07	5.270	44,177,235

160,000	Clipper Receivables Co. LLC	05/10/07 to	5.265 to
		05/11/07	5.270	159,776,150

164,500	Grampian Funding LLC	05/21/07 to	5.140 to
		09/12/07	5.155	162,410,191

168,700	Solitaire Funding LLC	05/22/07 to	5.200 to
		07/23/07	5.240	167,648,407

				534,011,983

UBS Select Money Market Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Commercial paper[3]—(concluded)

Banking-non-US—1.55%
$44,500	Caisse Nationale des
	Caisses d’Epargne et de Prevoyance	05/09/07	5.190%	$44,448,677

100,000	Nationwide Building Society	06/21/07	5.235	99,258,375

				143,707,052

Banking-US—8.77%
231,193	Danske Corp.	06/07/07 to	5.165 to
		10/12/07	5.230	228,388,674

75,000	Dexia Delaware LLC	06/20/07	5.225	74,455,729

216,000	ING (US) Funding LLC	05/07/07 to	5.050 to
		09/07/07	5.220	213,293,788

150,000	JP Morgan Chase & Co.	06/20/07	5.240	148,908,333

150,000	Societe Generale N.A., Inc.	05/31/07 to	5.110 to
		09/13/07	5.145	148,233,594

				813,280,118

Brokerage—0.43%
40,000	Morgan Stanley	05/01/07	5.320[2]	40,000,000

Energy-integrated—0.32%
30,000	Koch Resources LLC	05/16/07	5.270	29,934,125

Finance-captive automotive—0.93%
87,000	Toyota Motor Credit Corp.	05/29/07	5.090	86,655,577

Finance-noncaptive diversified—1.06%
100,000	General Electric Capital Corp.	10/02/07	5.090	97,822,611

Total commercial paper (cost—$3,354,078,920)				3,354,078,920

US master notes[2,4]—2.60%

Brokerage—2.60%
150,000	Banc of America Securities LLC	05/01/07	5.383	150,000,000

91,000	Bear Stearns Cos., Inc.	05/01/07	5.433	91,000,000

Total US master notes (cost—$241,000,000)				241,000,000

Funding agreements[2,5]—3.51%

Insurance-life—3.51%
150,000	Metropolitan Life Insurance Co. of CT	05/01/07	5.400	150,000,000

175,000	New York Life Insurance Co.	05/01/07	5.390	175,000,000

Total funding agreements (cost—$325,000,000)				325,000,000

UBS Select Money Market Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Short-term corporate obligations—19.80%

Asset backed-securities—10.11%
$120,000	Beta Finance, Inc.[6]	05/01/07 to	5.308 to
		05/18/07	5.325%[2]	$119,999,406

110,000	Beta Finance, Inc.[6]	10/23/07	5.350	110,000,000

69,500	CC (USA), Inc. (Centauri)[6]	05/01/07	5.325[2]	69,499,172

137,000	Cullinan Finance Corp.[6]	07/10/07 to	5.300 to
		07/24/07	5.320[2]	136,990,114

76,000	Cullinan Finance Corp.[6]	01/16/08	5.320	76,000,000

275,000	K2 (USA) LLC[6]	05/01/07 to	5.310 to
		05/15/07	5.340[2]	274,995,695

150,000	Links Finance LLC[6]	05/09/07 to	5.285 to
		05/10/07	5.300[2]	149,994,194

				937,478,581

Banking-non-US—5.56%
85,000	Bank of Ireland[6]	05/21/07	5.320[2]	85,000,000

81,000	Commonwealth Bank of Australia[6]	05/24/07	5.320[2]	81,000,000

85,000	HBOS Treasury Services PLC[6]	05/01/07	5.390[2]	85,000,000

77,000	National Australia Bank Ltd.[6]	05/15/07	5.290[2]	77,000,000

88,000	Totta Ireland PLC[6]	05/08/07	5.320[2]	88,000,000

100,000	Westpac Banking Corp.[6]	05/08/07	5.300[2]	100,000,000

				516,000,000

Banking-US—0.94%
35,000	Bank of America N.A.	05/01/07	5.315[2]	35,000,089

52,000	Wells Fargo& Co.	06/28/07	5.410[2]	52,020,817

				87,020,906

Finance-captive automotive—0.65%
60,000	Toyota Motor Credit Corp.	05/01/07	5.300	60,000,000

Finance-noncaptive consumer—1.19%
110,000	HSBC Finance Corp.	05/10/07 to	5.360 to
		06/01/07	5.400[2]	110,011,967

Finance-noncaptive diversified—1.35%
125,000	General Electric Capital Corp.	05/09/07	5.445[2]	125,000,000

Total short-term corporate obligations (cost—$1,835,511,454)				1,835,511,454

UBS Select Money Market Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Repurchase agreements—13.97%

$385,000	Repurchase agreement dated 04/30/07 with Citigroup Financial Products, collateralized by $428,082,895 various whole loan assets, zero coupon to 9.650% due 03/25/08 to 03/30/37; (value—$425,961,672); proceeds: $385,057,857	05/01/07	5.410%	$385,000,000

150,000	Repurchase agreement dated 04/30/07 with Deutsche Bank Securities, Inc., collateralized by $80,065,000 Federal Home Loan Bank obligations, zero coupon to 5.320% due 06/20/07 to 11/10/10, $122,244,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 06/13/33 and $48,215,000 Federal National Mortgage Association obligations, 4.500% to 6.125% due 10/15/08 to 09/14/26; (value—$153,000,768); proceeds: $150,021,750	05/01/07	5.220	150,000,000

100,000	Repurchase agreement dated 04/30/07 with Goldman Sachs & Co., collateralized by $93,262,000 US Treasury Inflation Index Notes, 2.000% due 01/15/14; (value—$102,001,090); proceeds: $100,014,472	05/01/07	5.210	100,000,000

215,000	Repurchase agreement dated 04/30/07 with Goldman Sachs Mortgage Corp., collateralized by $220,266,474 various whole loan assets, zero coupon due 01/01/10; (value—$221,450,001); proceeds: $215,032,626	05/01/07	5.463	215,000,000

445,000	Repurchase agreement dated 04/30/07 with Lehman Commercial Paper, Inc., collateralized by $458,864,107 various whole loan assets,1.000% to 12.800% due 02/01/15 to 04/01/47; (value—$467,409,134); proceeds: $445,067,158	05/01/07	5.433	445,000,000

Total repurchase agreements (cost—$1,295,000,000)				1,295,000,000

UBS Select Money Market Fund

Statement of net assets—April 30, 2007

Number of
shares			Interest
(000)			rates	Value

Money market funds[7]—0.42%

38,987	BlackRock Provident Institutional
	TempFund (cost—$38,987,083)		5.133%	$38,987,083

Investments of cash collateral from securities loaned—1.79%

Money market funds—0.00%
85	AIM Liquid Assets Portfolio		5.180	85,024

132	UBS Private Money Market Fund LLC[8]		5.216	131,896

				216,920

Principal
amount		Maturity
(000)		date

Commercial paper[3]—1.79%

Banking-US—1.79%
$166,010	J.P. Morgan Chase & Co.	05/01/07	5.300	165,985,559

Total investments of cash collateral from securities loaned (cost—$166,202,479)				166,202,479

Total investments (cost—$9,441,734,530 which approximates cost for federal income tax purposes)—101.83%				9,441,734,530

Liabilities in excess of other assets—(1.83)%				(169,495,269)

Net assets (applicable to 9,272,169,537 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$9,272,239,261

1	Security, or portion thereof, was on loan at April 30, 2007.
2	Variable rate security. Maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2007, and reset periodically.
3	Interest rates shown are the discount rates at date of purchase.

UBS Select Money Market Fund

Statement of net assets—April 30, 2007

4	The securities detailed in the table below, which represent 2.60% of net assets, are considered liquid and restricted as of April 30, 2007.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date[9]	cost	assets	Value	assets

Banc of America Securities LLC, 5.383%, 05/01/07	04/30/07	$150,000,000	1.62%	$150,000,000	1.62%

Bear Stearns Cos., Inc., 5.433%, 05/01/07	04/30/07	91,000,000	0.98	91,000,000	0.98

		$241,000,000	2.60%	$241,000,000	2.60%

5	The securities detailed in the table below, which represent 3.51% of net assets, are considered illiquid and restricted as of April 30, 2007.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
securities	date[9]	cost	assets	Value	assets

Metropolitan Life Insurance Co. of CT., 5.400%, 05/01/07	04/02/07	$150,000,000	1.62%	$150,000,000	1.62%

New York Life Insurance Co., 5.390%, 05/01/07	04/02/07	175,000,000	1.89	175,000,000	1.89

		$325,000,000	3.51%	$325,000,000	3.51%

6	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 15.67% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
7	Interest rates shown reflect yield at April 30, 2007.

UBS Select Money Market Fund

Statement of net assets—April 30, 2007

8	The table below details the Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2007.

		Purchases	Sales		Net income earned
		during the	during the		from affiliate
Security	Value at	year ended	year ended	Value at	for the year
description	04/30/06	04/30/07	04/30/07	04/30/07	ended 04/30/07

UBS Private Money Market Fund LLC	$—	$758,098	$626,202	$131,896	$5

9	Acquisition dates represent most recent reset dates on variable rate securities.

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	69.2%

United Kingdom	4.9

Japan	4.4

France	4.0

Germany	3.6

Australia	2.7

Denmark	2.4

Ireland	2.4

Belgium	2.4

Netherlands	2.3

Canada	1.7

Total	100.0%

Weighted average maturity — 53 days

See accompanying notes to financial statements

UBS Select Treasury Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

US government obligations[1,2]—14.38%

$138,000	US Treasury Bills (cost—$136,779,612)	05/31/07 to	4.851 to
		07/19/07	4.922%	$136,779,612

Repurchase agreements—86.07%

140,000	Repurchase agreement dated 04/30/07 with Banc of America Securities LLC, collateralized by $47,503,000 US Treasury Bonds, 6.250% due 08/15/23 and $86,677,000 US Treasury Notes, 5.000% due 07/31/08; (value—$142,800,051); proceeds: $140,019,833	05/01/07	5.100	140,000,000

140,000	Repurchase agreement dated 04/30/07 with Bear Stearns & Co., Inc., collateralized by $9,440,000 US Treasury Inflation Index Bonds, 2.000% due 01/15/26, $125,880,000 US Treasury Inflation Index Notes, 2.375% to 3.875% due 01/15/09 to 04/15/11 and $140,000 US Treasury Notes, 3.250% due 08/15/07; (value—$142,801,670); proceeds: $140,019,833	05/01/07	5.100	140,000,000

118,900	Repurchase agreement dated 04/30/07 with Deutsche Bank Securities, Inc., collateralized by $3,242,000 US Treasury Bonds, 6.875% due 08/15/25, $220,411,000 US Treasury Bonds Principal Strips, zero coupon due 02/15/25 to 08/15/29 and $101,943,000 US Treasury Bonds Interest Strips, zero coupon due 05/15/26; (value—$121,278,008); proceeds: $118,916,877	05/01/07	5.110	118,900,000

140,000	Repurchase agreement dated 04/30/07 with Lehman Brothers, Inc., collateralized by $50,060,000 US Treasury Bonds, 4.500% due 02/15/36, $78,944,000 US Treasury Inflation Index Notes, 1.875% due 07/15/13 and $8,726,000 US Treasury Notes, 3.375% due 11/15/08; (value—$142,781,920); proceeds: $140,019,872	05/01/07	5.110	140,000,000

UBS Select Treasury Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Repurchase agreements—(concluded)

$140,000	Repurchase agreement dated 04/30/07 with Merrill Lynch & Co., collateralized by $139,341,000 US Treasury Notes, 4.625% to 5.625% due 05/15/08 to 02/15/17; (value—$142,804,260); proceeds: $140,019,950	05/01/07	5.130%	$140,000,000

140,000	Repurchase agreement dated 04/30/07 with Morgan Stanley & Co., collateralized by $139,896,000 US Treasury Notes, 4.750% to 6.500% due 02/15/10; (value—$144,348,993); proceeds: $140,019,833	05/01/07	5.100	140,000,000

Total repurchase agreements (cost—$818,900,000)				818,900,000

Total investments (cost—$955,679,612 which approximates cost for federal income tax purposes)—100.45%				955,679,612

Liabilities in excess of other assets—(0.45)%				(4,271,262)

Net assets (applicable to 951,368,523
Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$951,408,350

1	Interest rates shown are the discount rates at date of purchase.
2	Security was on loan at April 30, 2007.

Weighted average maturity—10 days

See accompanying notes to financial statements

UBS Select Money Market Fund
UBS Select Treasury Fund

Statement of operations

	For the year ended April 30, 2007

	UBS Select	UBS Select
	Money Market	Treasury
	Fund	Fund

Investment income:
Interest	$452,668,055	$43,159,987

Securities lending income (includes $5 and $0, respectively, earned from an affiliated entity)	3,270	95,595

	452,671,325	43,255,582

Expenses:
Investment advisory and administration fees	15,209,073	1,474,739

Trustees’ fees	112,306	23,427

	15,321,379	1,498,166

Net investment income	437,349,946	41,757,416

Net realized gain (loss) from investment activities	(13,227)	57,635

Net increase in net assets resulting from operations	$437,336,719	$41,815,051

See accompanying notes to financial statements

UBS Select Money Market Fund

Statement of changes in net assets

	For the years ended April 30,

	2007	2006

From operations:
Net investment income	$437,349,946	$230,297,227

Net realized gain (loss) from investment activities	(13,227)	622

Net increase in net assets resulting from operations	437,336,719	230,297,849

Dividends to shareholders from:
Net investment income—Institutional shares	(437,349,946)	(230,297,227)

Net increase in net assets from beneficial interest transactions	2,574,049,628	764,122,902

Net increase in net assets	2,574,036,401	764,123,524

Net assets:
Beginning of year	6,698,202,860	5,934,079,336

End of year	$9,272,239,261	$6,698,202,860

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Treasury Fund

Statement of changes in net assets

	For the years ended April 30,

	2007	2006

From operations:
Net investment income	$41,757,416	$15,307,431

Net realized gains from investment activities	57,635	13,588

Net increase in net assets resulting from operations	41,815,051	15,321,019

Dividends and distributions to shareholders from:
Net investment income—Institutional shares	(41,757,416)	(15,307,431)

Net realized gains from investment activities—Institutional shares	(67,672)	—

Total dividends and distributions to shareholders	(41,825,088)	(15,307,431)

Net increase in net assets from beneficial interest transactions	371,255,914	119,102,833

Net increase in net assets	371,245,877	119,116,421

Net assets:
Beginning of year	580,162,473	461,046,052

End of year	$951,408,350	$580,162,473

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Institutional shares

	For the years ended April 30,

	2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.051	0.037	0.017	0.010	0.015

Dividends from net investment income	(0.051)	(0.037)	(0.017)	(0.010)	(0.015)

Distributions from net realized gains from investment activities	—	—	(0.000)[3]	—	(0.000)[3]

Total dividends and distributions	(0.051)	(0.037)	(0.017)	(0.010)	(0.015)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[4]	5.25%	3.81%	1.72%	0.98%	1.56%

Ratios/supplemental data:
Net assets, end of year (000’s)	$9,272,239	$6,698,203	$5,934,079	$7,491,646	$6,335,525

Expenses to average net assets, net of fee waivers by advisor	0.18%	0.18%	0.18%	0.18%	0.17%

Expenses to average net assets, before fee waivers by advisor	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income to average net assets	5.14%	3.76%	1.68%	0.97%	1.54%

1	At December 31, 2003, there were no Financial Intermediary shares outstanding.
2	Reissuance of shares.
3	Amount of distribution paid represents less than $0.0005 per share.
4	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
5	Annualized.

UBS Select Money Market Fund

Financial intermediary shares[1]

For the period
May 28, 2003[2] to
December 30, 2003

$1.00

0.004

(0.004)

—

(0.004)

$1.00

0.43%

$—

0.43%[5]

0.43%[5]

0.72%[5]

UBS Select Treasury Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Institutional shares

	For the years ended April 30,			For the period
				March 23, 2004[1] to
	2007	2006	2005	April 30, 2004

Net asset value,
beginning of year	$1.00	$1.00	$1.00	$1.00

Net investment income	0.050	0.036	0.016	0.001

Dividends from net
investment income	(0.050)	(0.036)	(0.016)	(0.001)

Distributions from net
realized gains from
investment activities	(0.000)[2]	—	—	—

Total dividends and
distributions	(0.050)	(0.036)	(0.016)	(0.001)

Net asset value,
end of year	$1.00	$1.00	$1.00	$1.00

Total investment return[3]	5.11%	3.65%	1.61%	0.08%

Ratios/supplemental data:
Net assets, end of year (000’s)	$951,408	$580,162	$461,046	$385,536

Expenses to average
net assets	0.18%	0.18%	0.18%	0.18%[4]

Net investment income to
average net assets	5.02%	3.59%	1.63%	0.78%[4]

1	Commencement of operations.
2	Amount of distribution paid represents less than $0.0005 per share.
3	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
4	Annualized.

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements

Organization and significant accounting policies
UBS Select Money Market Fund (“Money Market Fund”) and UBS Select Treasury Fund (“Treasury Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four operating funds: the Funds, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. At April 30, 2007, the Funds only had Institutional shares outstanding. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements

fair value. Periodic review and monitoring of the valuation of securities held by the Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

Repurchase agreements—The Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements

by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved a separate investment advisory and administration contract (“Advisory Contract”) with respect to each Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with each Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.18% of the Fund’s average daily net assets. At April 30, 2007, the Money Market Fund and the Treasury Fund owed UBS Global AM $1,421,859 and $142,132, respectively, for investment advisory and administration fees.

Under each Advisory Contract, UBS Global AM has agreed to pay all ordinary expenses of the respective Fund other than the investment advisory and administration fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund’s Financial Intermediary shares, fees and expenses (including legal counsel fees) of those trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (“Independent Trustees”), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any)

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements

of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2007, the Money Market Fund and the Treasury Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $9,917,460,814 and $30,570,989,869, respectively. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Shareholder Services Plan and Agreement
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of each Fund’s shares. Under a separate Shareholder Services Plan and Agreement adopted for each Fund with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM—US monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under related agreements with those financial intermediaries (“Shareholder Service Agreements”), UBS Global AM—US pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements.

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements

Securities lending
Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Fund’s securities lending program. UBS Securities LLC is the Funds’ lending agent. For the year ended April 30, 2007, UBS Securities LLC earned $1,209 and $31,589, in compensation from the Money Market Fund and the Treasury Fund, respectively, as the Fund’s lending agent. At April 30, 2007, the Money Market Fund and the Treasury Fund owed UBS Securities LLC $364 and $2,137, respectively, in compensation for services as its lending agent.

At April 30, 2007, the Money Market Fund and the Treasury Fund had securities on loan having a market value of $161,995,782 and $136,808,754, respectively. The Treasury Fund’s custodian held US government securities having an aggregate value of $140,835,989 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000)		date	rate	Value

$288,126	US Treasury Principal Strip	11/15/21	0.000%	$140,835,989

Other liabilities and components of net assets
At April 30, 2007, the Funds had the following liabilities outstanding:

		Payable for cash
	Dividends	collateral from
	payable	securities loaned

Money Market Fund	$39,836,741	$166,202,479

Treasury Fund	4,270,991	—

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements

At April 30, 2007, the components of net assets were as follows:

		Accumulated
	Accumulated	net realized
	paid in capital	gain	Net assets

Money Market Fund	$9,272,169,537	$69,724	$9,272,239,261

Treasury Fund	951,368,523	39,827	951,408,350

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2007 and April 30, 2006 was ordinary income.

At April 30, 2007, the components of accumulated earnings on a tax basis was undistributed ordinary income of $39,919,692 and accumulated capital and other losses of $13,227 for Money Market Fund and undistributed ordinary income of $4,310,818 for Treasury Fund.

At April 30, 2007, the Money Market Fund had a net capital loss carryforward of $11,253. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire April 30, 2015. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

In accordance with US Treasury regulations, Money Market Fund has elected to defer $1,974 of net realized capital losses arising after October 31, 2006. Such losses are treated for tax purposes as arising on May 1, 2007.

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2007, undistributed net investment income was increased by $622 and accumulated net realized gain was decreased by $622 for Money Market Fund. These differences are primarily due to reclassifications of distributions for tax purposes.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax return to determine whether the tax positions are “more-likely than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on the Securities and Exchange Commission’s announcement on December 22, 2006, the implementation of FIN 48 must be incorporated into accounting practices no later than the last business day of each Fund’s October 31, 2007 semiannual report. Management continues to evaluate the application of FIN 48 to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	Institutional shares

	For the years ended April 30,

UBS Select Money Market Fund*	2007	2006

Shares sold	84,535,747,502	78,283,668,046

Shares repurchased	(82,330,279,303)	(77,696,851,893)

Dividends reinvested	368,581,429	177,306,749

Net increase in shares outstanding	2,574,049,628	764,122,902

*	For the years ended April 30, 2007 and April 30, 2006, there were no Financial Intermediary shares outstanding.

UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to financial statements

	Institutional shares

	For the years ended April 30,

UBS Select Treasury Fund*	2007	2006

Shares sold	4,155,394,020	2,008,172,471

Shares repurchased	(3,820,359,392)	(1,901,581,396)

Dividends reinvested	36,221,286	12,511,758

Net increase in shares outstanding	371,255,914	119,102,833

*	For the years ended April 30, 2007 and April 30, 2006, there were no Financial Intermediary shares outstanding.

Subsequent event
After the close of the fiscal year, the Board of Trustees of the Trust (the “Board”) approved transitioning each Fund to a master-feeder structure. This is expected to occur around the end of August. As part of the transition, each Fund is expected to contribute its assets through a subscription-in-kind in exchange for shares in one of two newly created master portfolios which will invest directly in securities. Each Fund will become a “feeder fund.” The master portfolios will follow the same investment program as that of the Funds. As a result, each master portfolio will be managed in substantially the same manner as the Funds are currently managed, utilizing the same investment objectives, strategies and limitations, and with the same investment advisor. The master portfolios will be series of a separate open-end investment company registered under the Investment Company Act of 1940. The transition to a master-feeder structure is not expected to affect the expense ratio applicable to the Funds.

UBS Select Money Market Fund
UBS Select Treasury Fund

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of UBS Money Series—
UBS Select Money Market Fund and UBS Select Treasury Fund

We have audited the accompanying statements of net assets of UBS Select Money Market Fund and UBS Select Treasury Fund (the “Funds”) (two of the series comprising UBS Money Series), as of April 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Money Market Fund and UBS Select Treasury Fund at April 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 15, 2007

UBS Select Money Market Fund
UBS Select Treasury Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Fund, the length of time served as a trustee and officer of the Fund, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Fund	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg;†† 65 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on a two year leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 29 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and SAPPI, Ltd. (producer of paper).

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Fund	time served	during past 5 years

Richard Q. Armstrong; 72 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 66 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 60 Kissinger McLarty Associates 900 17th Street, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to Kissinger McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 66 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Number of
portfolios in fund complex	Other directorships
overseen by trustee	held by trustee

Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Fund	time served	during past 5 years

Heather R. Higgins; 47 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman), the Philanthropy Roundtable (vice chairman) and the Hoover Institution (executive committee).

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-four (74) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Number of
portfolios in fund complex	Other directorships
overseen by trustee	held by trustee

Ms. Higgins is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Rose Ann Bubloski*; 39	Vice President and Assistant Treasurer	Since 2006	Ms. Bubloski is an associate director (since 2003) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region, with which she has been employed since 1994. Ms. Bubloski is vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Thomas Disbrow*; 41	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director (since 2001)) and head of the US mutual fund treasury administration department (since 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 42	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Mark F. Kemper**; 49	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global Asset Management—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global Asset Management—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 39	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an associate director (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Tammie Lee*; 36	Vice President and Assistant Secretary	Since 2005	Ms. Lee is director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael H. Markowitz**; 42	Vice President	Since 1998	Mr. Markowitz is a managing director (since 2004), portfolio manager and head of US short duration fixed income (since 2003) of UBS Global AM—Americas region. Mr. Markowitz is a vice president of five investment companies (consisting of 24 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Joseph McGill*; 45	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, J.P. Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 41	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Robert Sabatino**; 33	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of one investment company (consisting of four portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Andrew Shoup*; 50	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Kai R. Sotorp**; 48	President	Since 2006	Mr. Sotorp is the head of the Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 20 investment companies (consisting of 93 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Keith A. Weller*; 45	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Officers of the Trust are appointed by the trustees and serve at the pleasure of the Board.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Liquid Assets Fund
Annual Report
April 30, 2007

UBS Liquid Assets Fund

June 15, 2007

Dear shareholder,
We are pleased to present you with the annual report for UBS Liquid Assets Fund (the “Fund”) for the fiscal year ended April 30, 2007.		UBS Liquid Assets Fund

Performance		Investment goals:
The seven-day current yield for the Fund as of April 30, 2007 was 5.17%, as compared to 5.26% on October 31, 2006 and 4.66% on April 30, 2006 (in each case, after fee waivers). (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 4.)		Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

An interview with Portfolio Manager Michael H. Markowitz		Portfolio managers:
Q.	How would you describe the economic environment during the past year?	Michael H. Markowitz
A.	The US economy showed increasing signs of weakness during the reporting period. After growing 5.6% in the first quarter of 2006, gross domestic product (GDP) moderated over the remainder of the year and into 2007. During the fourth quarter of 2006, GDP grew 2.5%, while preliminary first quarter 2007 GDP growth estimates fell to 0.6%. A variety of factors caused the economy to slow during the reporting period, including the cooling of the housing market and relatively tepid business spending.	UBS Select Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

Q	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A	Early in the reporting period, the Fed raised the federal funds rate (the interest rate banks charge each other for overnight loans) by 25 basis points (0.25%) on two separate occasions, bringing it to 5.25% by the end of June 2006. When it met again in August, the Fed finally paused, bringing a series of 17 consecutive rate hikes dating back to June 2004 to an end. The Fed held rates steady for the remainder of the reporting period, and has repeatedly indicated that future rate movements would be data-dependent as it attempts to keep the economy growing at a reasonable pace and to ward off inflation.

While the Fed remains focused on the risks of rising inflation, we currently expect the pause to continue through the greater part of 2007.

1

UBS Liquid Assets Fund

Q.	How did you position the Fund’s portfolio during the past 12 months?
A.	At the beginning of the reporting period, we generally focused on a “bulleted” strategy, in which we targeted securities with very specific maturities. For example, we sought to hold a number of securities that matured shortly before Fed meetings, as this made it possible for us to lock in higher yields after each rate increase. Overall, this positioning was beneficial to performance; however, following the Fed’s pause from raising rates in August 2006, we de-emphasized this strategy. As the future direction of short-term interest rates became less certain, we selectively purchased securities maturing within three to six months, among other investments.

Later in the fiscal year, we began using a “barbell” strategy (in which maturities of securities in a portfolio are concentrated at opposite ends of the yield curve). While we continued to buy shorter-term securities, we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities. We did this in an effort to ensure that the portfolio would continue to benefit from any increases in interest rates, while remaining somewhat insulated in the event of a potential easing in the federal funds rate. The barbell strategy benefited performance over the reporting period.

Q.	What types of securities did you emphasize over the period?
A.	The Fund maintained relatively large positions in commercial paper—a type of short-term obligation issued by a corporation or other entity to finance short-term credit needs—increasing the position gradually over the reporting period. We also found variable-rate securities, which offer interest payments which reset periodically, to be attractive during the reporting period. We purchased variable-rate securities linked to the fed funds rate, as well as those linked to the one-month and three-month LIBOR. (The LIBOR, or the London Interbank Offered Rate, is among the most common of benchmark interest rate indexes used to make adjustments to adjustable-rate mortgages.) Short-term corporate obligations and certificates of deposit also comprised significant portions of the Fund’s portfolio. As always, we selected the Fund’s holdings with an eye toward liquidity and quality.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	At the time of this writing, the employment picture remains solid, and we do not believe that the cooling housing market is likely to cause a recession. We will continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and

2

UBS Liquid Assets Fund

the overall strength of the economy. We also plan to remain alert to the possible impact that strains in the subprime mortgage market can exert on the rest of the economy.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Liquid Assets Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Michael H. Markowitz
Portfolio Manager —UBS Money Series
UBS Liquid Assets Fund
Managing Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2007. The views and opinions in the letter were current as of June 15, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

3

UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/07	10/31/06	04/30/06

Seven-day current yield*	5.17%	5.26%	4.66%

Seven-day effective yield*	5.30	5.40	4.76

Weighted average maturity**	48 days	41 days	45 days

Net assets (mm)	$658.0	$583.8	$428.2

Portfolio composition***	04/30/07	10/31/06	04/30/06

Commercial paper	63.6%	63.0%	57.7%

Certificates of deposit	12.9	15.3	15.6

Short-term corporate obligations	12.3	8.5	10.3

Bank notes	4.4	3.1	2.3

US government agency obligations	3.5	3.4	4.1

Repurchase agreements	3.1	6.5	8.2

Money market funds	—	—	1.6

Other assets less liabilities	0.2	0.2	0.2

Total	100.0%	100.0%	100.0%

*	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
**	The Fund is actively managed and its weighted average maturity will differ over time.
***	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

4

UBS Liquid Assets Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

US government agency obligations—3.49%

$5,000	Federal Farm Credit Bank	05/01/07	5.240[1]%	$4,999,747

15,000	Federal Home Loan Bank	05/06/07 to	5.180 to
		07/10/07	5.190[1]	14,994,908

3,000	Federal Home Loan Mortgage Corp.	03/26/08	5.350	3,000,000

Total US government agency obligations (cost—$22,994,655)				22,994,655

Bank notes[1]—4.41%

Banking-US—4.41%
8,000	American Express, Federal Savings Bank	05/29/07	5.290	7,999,983

8,000	Bank of America N.A.	05/01/07	5.310 to
			5.363	8,000,000

5,000	US Bank N.A.	05/30/07	5.290	5,000,210

8,000	Wachovia Bank N.A. (Charlotte)	06/04/07	5.328	7,999,852

Total bank notes (cost—$29,000,045)				29,000,045

Certificates of deposit—12.88%

Banking-non-US—9.69%
5,250	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/07	5.360	5,250,000

8,000	Barclays Bank PLC	08/15/07 to	5.360 to
		01/18/08	5.465	8,000,000

5,000	Calyon N.A., Inc.	06/30/07	5.295[1]	4,999,103

7,000	Calyon N.A., Inc.	01/16/08	5.325	7,000,000

12,000	Deutsche Bank AG	02/14/08 to	5.345 to
		04/14/08	5.360	12,000,000

4,000	HBOS Treasury Services PLC	05/31/07	5.360	4,000,000

5,000	Mizuho Corporate Bank Ltd.	06/06/07	5.295	5,000,000

1,500	Natexis Banque	05/01/07	5.463[1]	1,500,000

8,000	Norinchukin Bank Ltd.	07/10/07 to	5.295 to
		10/10/07	5.350	8,000,000

5,000	Toronto-Dominion Bank	10/05/07	5.281	5,000,026

3,000	Westpac Banking Corp.	08/28/07	5.330	3,000,096

				63,749,225

Banking-US—3.19%
5,000	Citibank N.A.	06/04/07	5.295	5,000,000

10,000	SunTrust Bank	05/08/07 to	5.280 to
		05/29/07	5.290[1]	10,000,121

5

UBS Liquid Assets Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Certificates of deposit—(concluded)

Banking-US—(concluded)
$6,000	Washington Mutual Bank F.A.	07/16/07	5.300%	$6,000,000

				21,000,121

Total certificates of deposit (cost—$84,749,346)				84,749,346

Commercial paper[2]—63.62%

Asset backed-banking—2.11%
14,000	Atlantis One Funding	06/19/07 to	5.195 to
		08/24/07	5.230	13,862,433

Asset backed-miscellaneous—13.60%
10,000	Amsterdam Funding Corp.	05/01/07	5.145	10,000,000

15,649	Atlantic Asset Securitization LLC	05/09/07 to	5.260 to
		06/26/07	5.280	15,620,125

9,000	Barton Capital LLC	05/08/07	5.280	8,990,760

14,500	Chariot Funding LLC	05/11/07 to	5.260 to
		05/15/07	5.280	14,476,708

10,500	Falcon Asset Securitization Corp.	06/08/07	5.250	10,441,812

12,000	Ranger Funding Co. LLC	05/22/07	5.255	11,963,215

1,000	Thunderbay Funding	05/01/07	5.280	1,000,000

8,000	Variable Funding Capital Corp.	05/02/07	5.275	7,998,828

9,000	Windmill Funding Corp.	05/23/07	5.250	8,971,125

				89,462,573

Asset backed-securities—13.10%
10,000	Beta Finance, Inc.	06/04/07	5.205	9,950,842

12,000	Cancara Asset Securitisation LLC	05/24/07	5.260	11,959,673

10,000	Clipper Receivables Co. LLC	05/09/07 to
		05/15/07	5.270	9,983,897

7,000	Cullinan Finance Corp.	05/03/07	5.240	6,997,962

14,500	Dorada Finance, Inc.	05/02/07 to	5.240 to
		06/22/07	5.250	14,423,655

7,000	Grampian Funding LLC	05/21/07	5.155	6,979,953

10,000	Scaldis Capital LLC	05/07/07	5.270	9,991,216

16,000	Solitaire Funding LLC	05/01/07 to	5.230 to
		07/23/07	5.250	15,930,960

				86,218,158

6

UBS Liquid Assets Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Commercial paper[2]—(continued)

Automobile OEM—1.06%
$7,000	PACCAR Financial Corp.	05/11/07	5.220%	$6,989,850

Banking-non-US—9.54%
14,000	Depfa Bank PLC	05/14/07 to	5.225 to
		06/18/07	5.235	13,953,229

10,000	IXIS Commercial Paper Corp.	05/24/07	5.240	9,966,522

14,000	Nationwide Building Society	05/14/07 to	5.225 to
		06/14/07	5.240	13,942,052

15,000	Northern Rock PLC	05/02/07 to	5.240 to
		05/04/07	5.245	14,994,905

10,000	Westpac Banking Corp.	07/11/07	5.215	9,897,149

				62,753,857

Banking-US—11.19%
5,000	Barclays US Funding Corp.	07/11/07	5.230	4,948,426

3,000	Danske Corp.	06/08/07	5.220	2,983,470

18,000	ING (US) Funding LLC	06/01/07 to	5.205 to
		06/15/07	5.225	17,902,929

800	Natexis Banques Populaires US
	Finance Co. LLC	05/07/07	5.250	799,300

13,000	Nordea N.A., Inc.	07/03/07 to	5.195 to
		07/31/07	5.220	12,861,261

10,000	Santander Central Hispano Finance
	Delaware, Inc.	06/13/07	5.185	9,938,068

13,000	Societe Generale N.A., Inc.	05/08/07 to	5.110 to
		06/19/07	5.240	12,950,267

10,000	Stadshypotek Del, Inc.	05/30/07	5.215	9,957,990

1,300	UniCredito Delaware, Inc.	05/07/07	5.240	1,298,865

				73,640,576

Brokerage—3.89%
4,000	Greenwich Capital Holdings, Inc.	05/25/07	5.190	3,986,160

15,000	Merrill Lynch & Co., Inc.	10/22/07	5.150	14,626,625

4,000	Morgan Stanley	05/01/07	5.320[1]	4,000,000

3,000	Morgan Stanley	06/27/07	5.190	2,975,348

				25,588,133

7

UBS Liquid Assets Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Commercial paper[2]—(concluded)

Consumer products-nondurables—2.27%
$15,000	Procter & Gamble Co.	05/17/07	5.230%	$14,965,133

Energy-integrated—2.42%
16,000	Koch Resources LLC	05/16/07 to	5.250 to
		06/14/07	5.270	15,941,771

Finance-captive automotive—1.51%
10,000	Toyota Motor Credit Corp.	05/29/07	5.090	9,960,411

Finance-noncaptive diversified—1.79%
12,000	General Electric Capital Corp.	07/24/07 to	5.110 to
		11/09/07	5.150	11,763,660

Insurance-multiline—1.14%
7,500	Swiss RE Financial Products	06/01/07	5.220	7,466,288

Total commercial paper (cost—$418,612,843)				418,612,843

Short-term corporate obligations—12.31%

Asset backed-securities—5.17%
2,000	Beta Finance, Inc.[3]	10/23/07	5.350	2,000,000

3,000	CC (USA), Inc. (Centauri)[3]	05/01/07	5.375[1]	3,000,864

7,500	Cullinan Finance Corp.[3]	05/01/07 to	5.300 to
		07/10/07	5.320[1]	7,499,459

2,500	Cullinan Finance Corp.[3]	01/16/08	5.320	2,500,000

2,000	Dorada Finance, Inc.[3]	05/01/07	5.375[1]	2,000,548

15,000	K2 (USA) LLC[3]	05/01/07 to	5.315 to
		05/15/07	5.340[1]	15,000,060

2,000	Links Finance LLC[3]	05/15/07	5.325[1]	2,000,197

				34,001,128

Banking-non-US—3.49%
3,000	ANZ National International Ltd.[3]	05/08/07	5.320[1]	3,000,000

3,000	HBOS Treasury Services PLC[3]	05/01/07	5.390[1]	3,000,000

9,000	National Australia Bank Ltd.[3]	05/15/07	5.290[1]	9,000,000

4,000	Societe Generale[3]	05/02/07	5.310[1]	4,000,000

4,000	Totta Ireland PLC[3]	05/08/07	5.320[1]	4,000,000

				23,000,000

Banking-US—2.13%
7,000	Citigroup Funding, Inc.	05/01/07	5.360[1]	7,002,537

7,000	Wells Fargo & Co.	06/28/07	5.410[1]	7,002,802

				14,005,339

8

UBS Liquid Assets Fund

Statement of net assets—April 30, 2007

Principal
amount		Maturity	Interest
(000)		dates	rates	Value

Short-term corporate obligations—(concluded)

Brokerage—0.38%
$2,500	Morgan Stanley	05/09/07	5.485%[1]	$2,502,019

Finance-captive automotive—0.53%
3,500	Toyota Motor Credit Corp.	05/01/07	5.300[1]	3,500,000

Finance-noncaptive diversified—0.61%
4,000	General Electric Capital Corp.	05/09/07	5.445[1]	4,000,000

Total short-term corporate obligations (cost—$81,008,486)				81,008,486

Repurchase agreements—3.12%

20,000	Repurchase agreement dated 04/30/07 with Deutsche Bank Securities, collateralized by $20,390,000 Federal Home Loan Bank obligations, 5.000% to 5.125% due 04/24/08 to 10/16/09; (value—$20,400,334); proceeds: $20,002,900	05/01/07	5.220	20,000,000

519	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $418,434 US Treasury Bonds, 7.250% due 08/15/22; (value—$529,767); proceeds: $519,068	05/01/07	4.750	519,000

Total repurchase agreements (cost—$20,519,000)				20,519,000

Total investments (cost—$656,884,375 which approximates cost for federal income tax purposes)—99.83%				656,884,375

Other assets in excess of liabilities—0.17%				1,146,925

Net assets (applicable to 658,031,299 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				$658,031,300

1	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2007 and reset periodically.
2	Interest rates shown are the discount rates at date of purchase.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.66% of net assets as of April 30, 2007,are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
OEM	Original Equipment Manufacturer

9

UBS Liquid Assets Fund

Statement of net assets—April 30, 2007

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	73.7%

United Kingdom	7.3

Japan	4.8

France	4.0

Australia	3.3

Ireland	2.7

Germany	1.8

Switzerland	1.1

Canada	0.8

New Zealand	0.5

Total	100.0%

Weighted average maturity — 48 days

See accompanying notes to financial statements

10

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2006 to April 30, 2007.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

11

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period*
	November 1, 2006	April 30, 2007	11/01/06 to 04/30/07

Actual	$1,000.00	$1,026.10	$0.75

Hypothetical (5% annual return before expenses)	1,000.00	1,024.05	0.75

*	Expenses are equal to the Fund’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

12

UBS Liquid Assets Fund

Statement of operations

For the
year ended
April 30, 2007

Investment income:
Interest	$31,075,618

Expenses:
Transfer agency fees	447,636

Investment advisory and administration fees	410,175

Federal and state registration fees	96,274

Professional fees	85,136

Custody and accounting fees	82,035

Reports and notices to shareholders	55,838

Trustees’ fees	26,896

Insurance fees	21,224

Other expenses	12,074

1,237,288

Less: Fee waivers by investment advisor and administrator	(410,175)

Net expenses	827,113

Net investment income/net increase in net assets resulting from operations	$30,248,505

See accompanying notes to financial statements

13

UBS Liquid Assets Fund

Statement of changes in net assets

	For the years ended April 30,

	2007	2006

From operations:
Net investment income	$30,248,505	$16,259,524

Net realized loss from investment activities	—	(371)

Net increase in net assets resulting from operations	30,248,505	16,259,153

Dividends and distributions to shareholders from:
Net investment income	(30,248,505)	(16,259,524)

Net realized gains from investment activities	(40,177)	—

Total dividends and distributions to shareholders	(30,288,682)	(16,259,524)

Net increase in net assets from beneficial interest transactions	229,859,600	34,198,917

Net increase in net assets	229,819,423	34,198,546

Net assets:
Beginning of year	428,211,877	394,013,331

End of year	$658,031,300	$428,211,877

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

14

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2007	2006	2005	2004	2003

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.052	0.038	0.017	0.010	0.015

Dividends from net investment income	(0.052)	(0.038)	(0.017)	(0.010)	(0.015)

Distributions from net realized gains from investment activities	(0.000)[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]

Total dividends and distributions	(0.052)	(0.038)	(0.017)	(0.010)	(0.015)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total investment return[2]	5.28%	3.82%	1.74%	0.98%	1.56%

Ratios/supplemental data:
Net assets, end of year (000’s)	$658,031	$428,212	$394,013	$326,684	$338,534

Expenses to average net assets, net of fee waivers by advisor	0.14%	0.16%	0.17%	0.17%	0.16%

Expenses to average net assets, before fee waivers by advisor	0.21%	0.23%	0.26%	0.20%	0.19%

Net investment income to average net assets	5.16%	3.77%	1.72%	0.95%	1.56%

1	Amount of distribution paid represents less than $0.0005 per share.
2	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

15

UBS Liquid Assets Fund

Notes to financial statements

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with four operating funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value

16

UBS Liquid Assets Fund

Notes to financial statements

measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

17

UBS Liquid Assets Fund

Notes to financial statements

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the year ended April 30, 2007 its direct advisory/administrative costs and expenses approximate an annual rate of 0.07% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2007, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2007, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $547,519,792. Morgan Stanley received compensation in connection with these trades, which may have been in

18

UBS Liquid Assets Fund

Notes to financial statements

the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. The Fund did not loan any securities during the year ended April 30, 2007.

Other liabilities and components of net assets
At April 30, 2007, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$650,974

Other accrued expenses	180,954

At April 30, 2007, the components of net assets were as follows:

Accumulated paid in capital	$658,029,091

Accumulated net realized gain from investment activities	2,209

Net assets	$658,031,300

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes

19

UBS Liquid Assets Fund

Notes to financial statements

is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2007 and April 30, 2006 was ordinary income.

At April 30, 2007, the components of accumulated earnings on a tax basis were undistributed ordinary income of $653,899 and accumulated capital and other losses of $716.

At April 30, 2007, the Fund had a capital loss carryforward of $716. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire as follows: $123 in 2013, $329 in 2014 and $264 in 2015. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2007, accumulated undistributed net investment income was decreased by $40,177 and accumulated net realized losses from investment transactions were decreased by $40,177. These differences are primarily due to reclassifications of distributions for tax purposes.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on the Securities and Exchange Commission’s announcement on December 22, 2006, the implementation of FIN 48 must be incorporated into accounting practices no later than the last business day that occurs in the period covered by the

20

UBS Liquid Assets Fund

Notes to financial statements

Fund’s October 31, 2007 semiannual report. Management continues to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2007	2006

Shares sold	3,831,414,063	3,255,714,913

Shares repurchased	(3,631,309,392)	(3,237,435,496)

Dividends reinvested	29,754,929	15,919,500

Net increase in shares outstanding	229,859,600	34,198,917

21

UBS Liquid Assets Fund

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of UBS Money Series — UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 15, 2007

22

UBS Liquid Assets Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

23

UBS Liquid Assets Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee and officer of the Fund, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 65 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on a two year leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

24

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 29 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), and SAPPI, Ltd. (producer of paper).

25

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 72 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 66 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 60 1275 Pennsylvania Ave., N.W. Washington, D.C. 20004	Trustee	Since 1998	Mr. Burt is a senior advisor to Kissinger McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 66 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

26

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of
portfolios in fund complex	Other directorships
overseen by trustee	held by trustee

Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

27

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 47 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman), the Philanthropy Roundtable (vice chairman) and the Hoover Institution (executive committee).

28

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of
portfolios in fund complex	Other directorships
overseen by trustee	held by trustee

Ms. Higgins is a director or trustee of 16 investment companies (consisting of 36 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

29

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Rose Ann Bubloski*; 39	Vice President and Assistant Treasurer	Since 2006	Ms. Bubloski is an associate director (since 2003) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region, with which she has been employed since 1994. Ms. Bubloski is vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

30

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Thomas Disbrow*; 41	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director (since 2001) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 42	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

31

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Mark F. Kemper**; 49	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global Asset Management—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global Asset Management—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 39	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an associate director (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

32

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Tammie Lee*; 36	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael H. Markowitz**; 42	Vice President	Since 1998	Mr. Markowitz is a managing director (since 2004), portfolio manager and head of US short duration fixed income (since 2003) of UBS Global AM—Americas region. Mr. Markowitz is a vice president of five investment companies (consisting of 24 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

33

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Joseph McGill*; 44	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, J.P. Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 41	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an Assistant Vice President with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

34

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Robert Sabatino**; 33	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of one investment company (consisting of four portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 41	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

35

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Andrew Shoup*; 50	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

36

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Kai R. Sotorp**; 48	President	Since 2006	Mr. Sotorp is the head of the Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 20 investment companies (consisting of 93 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

37

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s)
	Position(s)	office† and	during past 5 years;
Name, address,	held with	length of	number of portfolios in fund complex
and age	Trust	time served	for which person serves as officer

Keith A. Weller*; 45	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 20 investment companies (consisting of 93 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee holds office for an indefinite term. Each trustee who has attained the age of seventy-four (74) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Trust are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person”of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

38

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40

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Michael H. Markowitz
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2007 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $159,000 and $153,300, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate audit related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $15,092 and $14,848, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2006 and 2005 semiannual financial statements and (2) review of the consolidated 2005 and 2004 reports on the profitability of the UBS Funds to UBS Global Asset Management (US) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:
In each of the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $45,800 and $44,040, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:
In each of the fiscal years ended April 30, 2007 and April 30, 2006, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 - with revisions through November 6, 2006)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit ]Committee shall:

. . .

2.	Pre-approve (a) all audit and permissible non-audit services1 to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).
_______________

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2007 and April 30, 2006 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended April 30, 2007, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)	For the fiscal years ended April 30, 2007 and April 30, 2006, the aggregate fees billed by E&Y of $2,369,224 and $2,096,755, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2007	2006
Covered Services	$60,892	$58,888
Non-Covered Services	2,308,332	2,037,867

(h)	The registrant’s audit committee was not required to consider whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant’s Report on Form N-CSR filed July 6, 2004 (Accession Number: 0001047469-04-022586)(SEC File No. 811-08767).

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	July 9, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2007